Consolidated Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.39%
Australia–24.09%
Aeris Resources Ltd.(a)	18,800,000	$1,885,773
Alkane Resources Ltd.(a)	11,180,000	6,501,287
Bellevue Gold Ltd. (Acquired 10/24/2018-01/28/2022; Cost $11,876,830)(a)(b)	24,633,252	13,458,594
Capricorn Metals Ltd.(a)	390,000	874,146
Chalice Mining Ltd.(a)	12,531,692	68,374,656
De Grey Mining Ltd.(a)	61,807,305	49,901,924
Evolution Mining Ltd.	30,988,806	77,692,206
Falcon Metals Ltd.(a)	4,262,258	1,295,861
Firefinch Ltd.(a)	9,010,104	4,115,334
Gold Road Resources Ltd.	25,893,275	24,499,755
Jervois Global Ltd.(a)	13,450,000	6,137,431
Lynas Rare Earths Ltd.(a)	500,000	3,226,732
Musgrave Minerals Ltd.(a)	15,500,000	3,248,680
Newcrest Mining Ltd.	10,000	153,884
Northern Star Resources Ltd.	15,978,895	94,858,436
OceanaGold Corp.(a)	13,100,300	20,199,495
Pantoro Ltd.(a)	29,358,979	6,269,391
Perseus Mining Ltd.	12,550,000	13,044,199
Pilbara Minerals Ltd.(a)	1,470,000	3,402,623
Predictive Discovery Ltd.(a)	33,273,029	5,218,752
Ramelius Resources Ltd.	25,368,612	24,061,408
Red 5 Ltd.(a)	38,948,043	7,513,417
Rumble Resources Ltd.(a)	15,310,000	4,616,457
Silver Lake Resources Ltd.(a)	18,931,900	19,848,908
SolGold PLC(a)	19,800,000	7,097,670
Westgold Resources Ltd.(c)	22,854,853	29,595,088
		497,092,107
Bosnia Hercegovina–0.12%
Adriatic Metals PLC, CDI(a)	1,380,000	2,468,862
Brazil–1.84%
Wheaton Precious Metals Corp.	942,035	37,982,851
Burkina Faso–1.52%
Endeavour Mining PLC	1,402,966	31,256,734
Canada–48.60%
Agnico Eagle Mines Ltd.	1,280,595	61,186,829
Alamos Gold, Inc., Class A	3,331,108	22,751,468
Alexco Resource Corp.(a)	6,860,905	10,222,748
Americas Gold & Silver Corp.(a)	4,789,400	3,579,381
Arizona Metals Corp.(a)	2,735,300	12,050,254
Artemis Gold, Inc.(a)	4,194,889	21,450,481
Ascot Resources Ltd.(a)	7,674,053	6,097,466
Aya Gold & Silver, Inc.(a)	2,505,082	16,928,493
B2Gold Corp.	9,842,000	35,628,040
Barrick Gold Corp.(d)	4,741,499	90,799,707
Calibre Mining Corp., Class C(a)	12,463,534	12,060,061
Cameco Corp.	423,000	8,218,890
Canada Nickel Co., Inc.(a)	920,000	2,084,412
Centerra Gold, Inc.	690,000	5,569,288
Coppernico Metals, Inc.(e)	3,028,200	1,438,395
Shares		Value
Canada–(continued)
Dundee Precious Metals, Inc.	2,620,000	$15,396,609
Equinox Gold Corp.(a)	4,317,278	24,824,349
Filo Mining Corp.(a)	1,000	10,447
Franco-Nevada Corp.	116,302	15,385,592
Freegold Ventures Ltd.(a)	3,700,000	1,688,235
Galway Metals, Inc.(a)	6,593,625	2,852,924
Hudbay Minerals, Inc.	1,690,000	12,168,000
IAMGOLD Corp.(a)	5,869,000	14,202,980
Integra Resources Corp.(a)	544,579	1,028,195
Ivanhoe Mines Ltd., Class A(a)	7,545,346	64,641,323
K92 Mining, Inc.(a)	7,882,630	39,439,505
Karora Resources, Inc.(a)(c)	10,003,332	31,320,663
Kinross Gold Corp.	5,455,925	29,461,995
Kirkland Lake Gold Ltd.	1,140,233	42,948,791
Liberty Gold Corp.(a)	12,968,000	9,691,697
Lion One Metals Ltd.(a)	7,535,842	6,343,351
Lithium Americas Corp.(a)	166,000	4,344,220
Lundin Gold, Inc.(a)	4,378,815	31,691,852
MAG Silver Corp.(a)	583,522	7,947,570
Marathon Gold Corp.(a)	1,810,000	4,043,897
Maverix Metals, Inc.	1,458,100	6,217,128
McEwen Mining, Inc.(a)	6,849,800	5,838,770
Minera Alamos, Inc.(a)	14,658,743	5,765,938
New Gold, Inc.(a)	13,725,500	21,274,525
Novagold Resources, Inc.(a)	450,000	2,970,000
Novo Resources Corp.(a)	1,210,000	1,047,083
Orla Mining Ltd.(a)	3,511,621	11,547,477
Osino Resources Corp.(a)(c)	8,071,551	7,175,276
Osisko Gold Royalties Ltd.	2,285,339	25,252,996
Pan American Silver Corp.	1,194,382	25,882,258
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,633,071
Prime Mining Corp.(a)	1,115,580	3,106,756
Pure Gold Mining, Inc.(a)(c)	23,342,812	11,018,123
Rupert Resources Ltd.(a)	3,051,067	11,761,183
Sandstorm Gold Ltd.	4,419,055	26,558,521
Sierra Metals, Inc.	6,370,618	8,169,065
SilverCrest Metals, Inc.(a)	3,286,667	24,769,909
Skeena Resources Ltd.(a)	1,994,336	21,964,917
Solaris Resources, Inc.(a)	1,131,200	12,458,640
SSR Mining, Inc.	2,045,333	33,707,088
Torex Gold Resources, Inc.(a)	101,000	990,017
Triple Flag Precious Metals Corp.	70,000	833,733
Tudor Gold Corp.(a)	2,169,068	3,361,573
Victoria Gold Corp.(a)	873,000	9,628,651
Wallbridge Mining Co. Ltd.(a)	19,014,800	5,310,352
Wesdome Gold Mines Ltd.(a)	4,950,000	42,562,640
Yamana Gold, Inc.	600,000	2,472,000
		1,002,775,798
China–3.51%
Ganfeng Lithium Co. Ltd., H Shares(f)	1,768,800	28,014,848
Zhaojin Mining Industry Co. Ltd., H Shares	19,970,000	16,080,685
Zijin Mining Group Co. Ltd., H Shares	21,930,000	28,269,167
		72,364,700

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
Colombia–0.22%
GCM Mining Corp.	1,090,000	$4,476,104
Indonesia–0.79%
Nickel Mines Ltd.	15,951,112	16,279,602
Mongolia–0.03%
Turquoise Hill Resources Ltd.(a)	31,343	548,503
Netherlands–0.07%
Meridian Mining UK Societas(a)	2,038,637	1,475,472
South Africa–3.29%
Gold Fields Ltd., ADR	4,806,241	50,946,155
Harmony Gold Mining Co. Ltd., ADR	600,000	2,154,000
Sibanye Stillwater Ltd., ADR	992,587	14,878,879
		67,979,034
Tanzania–3.33%
AngloGold Ashanti Ltd., ADR(d)	3,698,100	68,710,698
Turkey–1.19%
Eldorado Gold Corp.(a)	2,801,502	24,513,142
United States–10.70%
Argonaut Gold, Inc.(a)	4,020,769	7,211,858
Century Aluminum Co.(a)	1,240,000	19,021,600
Cleveland-Cliffs, Inc.(a)	420,100	7,200,514
Coeur Mining, Inc.(a)	1,960,000	9,192,400
Danimer Scientific, Inc.(a)	476,200	2,385,762
Freeport-McMoRan, Inc.	22,000	818,840
Shares		Value
United States–(continued)
Gatos Silver, Inc.(a)	1,710,476	$5,319,580
Hecla Mining Co.	1,150,000	5,704,000
MP Materials Corp.(a)	93,100	3,718,414
Newmont Corp.	2,054,614	125,680,739
Piedmont Lithium, Inc.(a)	90,000	4,354,200
Royal Gold, Inc.	276,000	28,027,800
Steel Dynamics, Inc.	8,000	444,160
Tronox Holdings PLC, Class A	70,000	1,589,000
		220,668,867
Zambia–0.09%
First Quantum Minerals Ltd.	77,000	1,896,604
Total Common Stocks & Other Equity Interests (Cost $1,670,688,314)		2,050,489,078
Money Market Funds–1.25%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(g)	9,045,653	9,045,653
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(g)	6,436,698	6,437,342
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(g)	10,337,890	10,337,890
Total Money Market Funds (Cost $25,821,457)		25,820,885
TOTAL INVESTMENTS IN SECURITIES—100.64% (Cost $1,696,509,771)		2,076,309,963
OTHER ASSETS LESS LIABILITIES–(0.64)%		(13,166,240)
NET ASSETS–100.00%		$2,063,143,723
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Rts.	– Rights
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Restricted security. The aggregate value of these securities at January 31, 2022 was $13,458,594, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,863,720	$80,556,387	$(73,374,454)	$-	$-	$9,045,653	$1,137
Invesco Liquid Assets Portfolio, Institutional Class	1,326,952	57,432,385	(52,319,874)	(572)	(1,549)	6,437,342	422
Invesco Treasury Portfolio, Institutional Class	2,129,966	92,064,443	(83,856,519)	-	-	10,337,890	511
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,443,411	(5,443,411)	-	-	-	41*
Invesco Private Prime Fund	-	12,669,357	(12,669,357)	-	-	-	568*
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Other Affiliates:
Karora Resources, Inc.	$21,629,037	$8,925,073	$-	$766,553	$-	$31,320,663	$-
Osino Resources Corp.	7,981,388	131,446	-	(937,558)	-	7,175,276	-
Pure Gold Mining, Inc.	21,564,406	2,080,176	-	(12,626,459)	-	11,018,123	-
Westgold Resources Ltd.	35,381,358	2,012,723	-	(7,798,993)	-	29,595,088	266,864
Total	$91,876,827	$261,315,401	$(227,663,615)	$(20,597,029)	$(1,549)	$104,930,035	$269,543

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $28,014,848, which represented 1.36% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Agnico Eagle Mines Ltd.	Call	02/18/2022	1,000	USD	60.00	USD	6,000,000	$(7,500)
Alamos Gold, Inc.	Call	06/17/2022	3,000	USD	7.50	USD	2,250,000	(150,000)
AngloGold Ashanti Ltd.	Call	04/14/2022	15,000	USD	21.00	USD	31,500,000	(975,000)
Cameco Corp.	Call	03/18/2022	2,000	USD	34.00	USD	6,800,000	(9,000)
Century Aluminum Co.	Call	03/18/2022	11,000	USD	18.00	USD	19,800,000	(687,500)
Cleveland-Cliffs, Inc.	Call	04/14/2022	1,000	USD	29.00	USD	2,900,000	(11,500)
Danimer Scientific, Inc.	Call	02/18/2022	1,000	USD	30.00	USD	3,000,000	(2,500)
Equinox Gold Corp.	Call	04/14/2022	2,000	USD	10.00	USD	2,000,000	(15,000)
Gatos Silver, Inc.	Call	08/19/2022	2,000	USD	15.00	USD	3,000,000	(15,000)
Hudbay Minerals, Inc.	Call	07/15/2022	2,000	USD	10.00	USD	2,000,000	(50,000)
Ivanhoe Mines Ltd.	Call	09/16/2022	1,000	CAD	13.00	CAD	1,300,000	(66,868)
Kirkland Lake Gold Ltd.	Call	05/20/2022	2,000	CAD	62.00	CAD	12,400,000	(134,524)
Lithium Americas Corp.	Call	05/20/2022	1,000	USD	50.00	USD	5,000,000	(65,000)
MAG Silver Corp.	Call	04/14/2022	2,000	USD	20.00	USD	4,000,000	(30,000)
MP Materials Corp.	Call	06/17/2022	500	USD	55.00	USD	2,750,000	(102,054)
Newmont Corp.	Call	03/18/2022	1,000	USD	70.00	USD	7,000,000	(52,000)
Pan American Silver Corp.	Call	07/15/2022	2,000	USD	31.00	USD	6,200,000	(101,000)
Piedmont Lithium, Inc.	Call	05/20/2022	770	USD	80.00	USD	6,160,000	(63,525)
Royal Gold, Inc.	Call	07/15/2022	1,000	USD	130.00	USD	13,000,000	(140,000)
Sibanye Stillwater Ltd.	Call	07/15/2022	2,000	USD	20.00	USD	4,000,000	(125,000)
Wheaton Precious Metals Corp.	Call	06/17/2022	1,000	USD	50.00	USD	5,000,000	(86,500)
Subtotal – Equity Call Options Written								(2,889,471)
Equity Risk
Agnico Eagle Mines Ltd.	Put	02/18/2022	1,000	USD	45.00	USD	4,500,000	(82,500)
AngloGold Ashanti Ltd.	Put	04/14/2022	2,500	USD	17.00	USD	4,250,000	(231,250)
Barrick Gold Corp.	Put	06/17/2022	2,000	USD	17.00	USD	3,400,000	(132,000)
Cameco Corp.	Put	03/18/2022	2,000	USD	19.00	USD	3,800,000	(300,000)
Centerra Gold, Inc.	Put	03/18/2022	2,000	CAD	8.00	CAD	1,600,000	(22,027)
Century Aluminum Co.	Put	03/18/2022	1,000	USD	12.00	USD	1,200,000	(42,500)
Cleveland-Cliffs, Inc.	Put	02/18/2022	1,000	USD	17.00	USD	1,700,000	(105,500)
Cleveland-Cliffs, Inc.	Put	04/14/2022	1,000	USD	14.00	USD	1,400,000	(69,000)
Coeur Mining, Inc.	Put	03/18/2022	2,000	USD	5.00	USD	1,000,000	(120,000)
Danimer Scientific, Inc.	Put	02/18/2022	1,100	USD	12.50	USD	1,375,000	(830,500)
Endeavour Mining PLC	Put	04/14/2022	2,000	CAD	28.00	CAD	5,600,000	(255,674)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equinox Gold Corp.	Put	04/14/2022	2,000	USD	7.50	USD	1,500,000	$(380,000)
First Quantum Minerals Ltd.	Put	04/14/2022	2,000	CAD	22.50	CAD	4,500,000	(46,415)
Freeport-McMoRan, Inc.	Put	04/14/2022	1,000	USD	30.00	USD	3,000,000	(78,000)
Gatos Silver, Inc.	Put	08/19/2022	3,000	USD	7.50	USD	2,250,000	(1,380,000)
Hudbay Minerals, Inc.	Put	07/15/2022	3,000	USD	7.50	USD	2,250,000	(330,000)
Kinross Gold Corp.	Put	08/19/2022	1,000	USD	7.00	USD	700,000	(188,000)
Lithium Americas Corp.	Put	05/20/2022	1,000	USD	22.50	USD	2,250,000	(290,000)
MAG Silver Corp.	Put	04/14/2022	2,000	USD	15.00	USD	3,000,000	(435,000)
MP Materials Corp.	Put	03/18/2022	3,000	USD	30.00	USD	9,000,000	(277,500)
Newmont Corp.	Put	03/18/2022	2,000	USD	50.00	USD	10,000,000	(62,000)
Pan American Silver Corp.	Put	07/15/2022	1,000	USD	19.00	USD	1,900,000	(152,500)
Piedmont Lithium, Inc.	Put	05/20/2022	1,000	USD	40.00	USD	4,000,000	(312,500)
Royal Gold, Inc.	Put	07/15/2022	1,000	USD	80.00	USD	8,000,000	(160,000)
Sibanye Stillwater Ltd.	Put	07/15/2022	2,000	USD	12.50	USD	2,500,000	(220,000)
SSR Mining, Inc.	Put	06/17/2022	1,000	USD	15.00	USD	1,500,000	(110,000)
Steel Dynamics, Inc.	Put	05/20/2022	1,300	USD	50.00	USD	6,500,000	(429,000)
Tronox Holdings PLC	Put	05/20/2022	1,000	USD	23.00	USD	2,300,000	(222,500)
Wheaton Precious Metals Corp.	Put	06/17/2022	1,000	USD	34.00	USD	3,400,000	(103,000)
Yamana Gold, Inc.	Put	04/14/2022	1,000	USD	4.00	USD	400,000	(27,500)
Subtotal – Equity Put Options Written								(7,394,866)
Total Open Exchange-Traded Equity Options Written								$(10,284,337)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
CAD	—Canadian Dollar
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$21,495,356	$475,596,751	$—	$497,092,107
Bosnia Hercegovina	—	2,468,862	—	2,468,862
Brazil	37,982,851	—	—	37,982,851
Burkina Faso	31,256,734	—	—	31,256,734
Canada	1,001,337,403	—	1,438,395	1,002,775,798
China	—	72,364,700	—	72,364,700
Colombia	4,476,104	—	—	4,476,104
Indonesia	—	16,279,602	—	16,279,602
Mongolia	548,503	—	—	548,503
Netherlands	1,475,472	—	—	1,475,472
South Africa	67,979,034	—	—	67,979,034
Tanzania	68,710,698	—	—	68,710,698
Turkey	24,513,142	—	—	24,513,142
United States	220,668,867	—	—	220,668,867
Zambia	1,896,604	—	—	1,896,604
Money Market Funds	25,820,885	—	—	25,820,885
Total Investments in Securities	1,508,161,653	566,709,915	1,438,395	2,076,309,963
Other Investments - Liabilities*
Options Written	(10,284,337)	—	—	(10,284,337)
Total Investments	$1,497,877,316	$566,709,915	$1,438,395	$2,066,025,626

*	Options written are shown at value.
Invesco Gold & Special Minerals Fund